                                    [GRAPHIC]


                              BESSEMER SAND HILL
                               INVESTORS FUND II
--------------------------------------------------------------------------------

                                      Semi-Annual Report

                                      April 30, 2002



                      Bessemer Investment Management LLC
--------------------------------------------------------------------------------
                              INVESTMENT ADVISOR

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                    INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------


    Introduced on May 4, 2001, the Fund is intended for growth investors and pursues long-term capital appreciation. To this end, its managers work to identify outstanding future business opportunities in a variety of growth sectors. Subjected to exhaustive evaluation, companies selected for investments are those well positioned in new markets and with strong management and proprietary products or services and a strategy designed to achieve significant investment returns over time.

    For the six months ended April 30, 2002, the fund posted a return of (10.35%)* versus a return of (5.81%) for the Lipper Science and Technology Index** for the same period. Since inception, the fund's return was (26.4%)* versus (37%) for the Lipper Science and Technology Index**.

    While the sustained rally of the fourth quarter 2001 provided a much-needed boost, the first four months of 2002 were probably a more realistic indicator of the current state of the equity world. During the quarter, we continued to put a significant amount of cash to work in companies, which had either compelling valuations and/or were experiencing a positive improvement in their fundamentals.

    Clearly, there are signs that the U.S. economy is recovering and slowly getting healthy. The real question for technology investors is how long the lag is between a recovery in the general economy and resumption in normal capital and information technology spending. The nature and size of the gap between the two creates a lack of visibility for enterprises and investors alike. Until visibility along this point improves, revenue growth for technology companies will be modest.

    Over the course of the past few quarters we have continued to emphasize strength of balance sheet for the companies in our portfolio. While this remains to be a major differentiator between companies that will emerge from this environment and those that will not, expectations are rising for bottom-line results. For the first time in years, we are seeing the market willing to pay a higher multiple for those companies currently generating profits over those who are not. Companies able to manage and

 * Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.
** The Lipper Science and Technology Index is the composite performance of the thirty largest science and technology mutual funds, as categorized by Lipper Analytical Services, Inc. Investments cannot be made directly in an index.

BESSEMER SAND HILL INVESTORS FUND II
INVESTMENT ADVISOR'S REPORT
(Concluded)
--------------------------------------------------------------------------------


contain their business most effectively will see any incremental growth in revenues generating increased profits on the bottom line.

    Although the first four months of 2002 did not provide sustained upward movement in the markets, there were areas of both strength and weakness in our portfolio that are worth noting. Our top ten holdings continued to provide strength in a weak market, as 8 of our top 10 holdings showed positive gains for the quarter. Clearly, the strength of these companies points to the advantage of being an established, well-managed company with a proven, profitable business model in the current environment. Areas of weakness in our portfolio were the health care sector and the continued strain in the communications area.

    During the past 18 months, we have experienced downside volatility unlike any we have ever seen, and often it was nearly impossible to see a light at the end of the tunnel. We are finally beginning to see the glimmer of light at the end of this difficult tunnel. As long-term investors, we are in the practice of investing in management teams that are building real businesses with significant intrinsic value over many years. We try and support strong ones that will be able to weather storms such as the typhoon through which we have lived the past few quarters. We strongly believe that the companies in our portfolio not only have been able to survive the past 18 months, but that they are beginning to emerge as stronger businesses. From our perspective, the end is in sight, and we believe that we will be rewarded for our patience and thoughtfulness.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                       PORTFOLIO OF INVESTMENTS
                                                     April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


Shares                Security Description                    Value
------                --------------------                    -----
COMMON STOCKS--75.9%
        BIOTECHNOLOGY & DRUGS--19.6%
135,300 Affymetrix, Inc. (b)                               $ 3,432,561
 92,400 ArthroCare Corp. (b)                                 1,480,248
183,300 Inhale Therapeutic Systems, Inc. (b)                 1,448,070
101,100 Millennium Pharmaceuticals, Inc. (b)                 2,017,956
122,200 Molecular Devices Corp. (b)                          2,181,270
115,800 Tularik, Inc. (b)                                    1,331,700
125,700 Vertex Pharmaceuticals, Inc. (b)                     2,673,639
                                                           -----------
                                                            14,565,444
                                                           -----------
        BUSINESS & INFORMATION SERVICES--11.6%
181,100 BEA Systems, Inc. (b)                                1,941,392
 48,700 Intuit, Inc. (b)                                     1,908,066
 97,100 ProBusiness Services, Inc. (b)                       1,905,102
115,000 ProBusiness Services, Inc. *                         1,725,000
332,800 SeeBeyond Technology Corp. (b)                       1,144,832
                                                           -----------
                                                             8,624,392
                                                           -----------
        COMMUNICATIONS & NETWORKING--6.7%
284,100 JDS Uniphase Corp. (b)                               1,232,994
314,400 Juniper Networks, Inc. (b)                           3,178,584
111,700 ONI Systems Corp. (b)                                  584,191
                                                           -----------
                                                             4,995,769
                                                           -----------
        OTHER TECHNOLOGY--6.6%
432,100 CNET Networks, Inc. (b)                              1,771,610
213,300 Yahoo! Inc. (b)                                      3,148,308
                                                           -----------
                                                             4,919,918
                                                           -----------
        SEMICONDUCTOR--10.1%
 57,500 Linear Technology Corp.                              2,234,450
 79,200 Magma Design Automation, Inc. (b)                    1,421,640

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Concluded)
--------------------------------------------------------------------------------


Principal
 Amount/
 Shares                 Security Description                    Value
---------               --------------------                    -----
COMMON STOCKS--Continued
          SEMICONDUCTOR--Continued
 104,900  PMC-Sierra, Inc. (b)                               $ 1,632,244
 376,100  Vitesse Semiconductor Corp. (b)                      2,249,078
                                                             -----------
                                                               7,537,412
                                                             -----------
          SOFTWARE--19.2%
  24,800  Advent Software, Inc. (b)                            1,224,624
 337,900  Agile Software Corp. (b)                             3,095,164
  25,600  Electronic Arts, Inc. (b)                            1,511,680
 321,100  i2 Technologies, Inc. (b)                            1,011,465
 178,200  Siebel Systems, Inc. (b)                             4,310,658
 630,800  Vignette Corp. (b)                                   1,621,156
  98,200  webMethods, Inc. (b)                                 1,461,216
                                                             -----------
                                                              14,235,963
                                                             -----------
          TELECOMMUNICATIONS--2.1%
 206,400  CIENA Corp. (b)                                      1,545,936
                                                             -----------
TOTAL COMMON STOCKS (Cost $72,981,401)                        56,424,834
                                                             -----------
U.S. GOVERNMENT AGENCY--13.4% FHLMC
  $10,000,000 1.84%, 05/30/2002                              $ 9,959,777
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY
  (Cost $9,959,777)                                          $ 9,959,777
                                                             -----------
TOTAL INVESTMENTS (Cost $82,941,178)(a)--89.3%                66,384,611
OTHER ASSETS IN EXCESS OF LIABILITIES--10.7%                   7,920,427
                                                             -----------
NET ASSETS--100.0%                                           $74,305,038
                                                             ===========

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                  Unrealized appreciation....... $  1,350,594
                  Unrealized depreciation.......  (17,907,161)
                                                 ------------
                  Net unrealized depreciation... $(16,556,567)
                                                 ============

(b) Non-income producing security.
* Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transaction exempt from registration normally to qualified institutional buyers.

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                     April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


      Assets:
      Investments, at market value (cost of $82,941,178).... $ 66,384,611
      Cash and equivalents..................................    5,343,041
      Accrued income receivable.............................       31,607
      Receivable for fund interest sold.....................    3,852,692
      Prepaid insurance.....................................        2,919
                                                             ------------
          Total Assets......................................   75,614,870
                                                             ------------
      Liabilities:
      Payable for fund interest repurchased................. $    525,763
      Payable for investments purchased.....................      744,591
      Accrued expenses and other payables...................       39,478
                                                             ------------
          Total Liabilities.................................    1,309,832
                                                             ------------
      Net Assets............................................ $ 74,305,038
                                                             ============
      Net assets consist of:
      Paid-in capital....................................... $ 91,525,046
      Accumulated net investment loss.......................     (494,465)
      Accumulated net realized loss on investments..........     (168,976)
      Net unrealized depreciation on investments............  (16,556,567)
                                                             ------------
      Net Assets............................................ $ 74,305,038
                                                             ============
      Net Asset Value, Maximum Offering Price and Redemption
        Proceeds per Share.................................. $       7.36
                                                             ============
      Shares of Capital Stock Outstanding...................   10,097,333
                                                             ============

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


    Investment Income:
        Interest.............................................. $    152,833
        Dividends.............................................        4,915
                                                               ------------
            Total Income......................................      157,748
                                                               ------------
    Expenses:
        Management............................................      546,138
        Legal.................................................       32,656
        Audit.................................................       12,500
        Directors.............................................       28,000
        Registration..........................................       17,500
        Miscellaneous.........................................       15,419
                                                               ------------
            Total expenses....................................      652,213
                                                               ------------
    Net Investment Loss.......................................     (494,465)
                                                               ------------
    Net Realized and Unrealized Loss:
        Net realized losses on investments....................     (148,622)
        Net change in unrealized depreciation on investments..   (9,802,292)
                                                               ------------
    Net Realized and Unrealized Loss..........................   (9,950,914)
                                                               ------------
    Net Decrease in Net Assets Resulting from Operations...... $(10,445,379)
                                                               ============

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                    Six Months     Period
                                                       Ended        Ended
                                                     April 30,   October 31,
                                                       2002        2001(a)
                                                   ------------  -----------
                                                    (Unaudited)
   From Operations:
       Net investment loss........................ $   (494,465) $  (251,962)
       Net realized losses on investments.........     (148,622)     (20,354)
       Net change in unrealized depreciation
         on investments...........................   (9,802,292)  (6,754,275)
                                                   ------------  -----------
       Net decrease in net assets from
         operations...............................  (10,445,379)  (7,026,591)
                                                   ------------  -----------
   From Capital Stock Transactions:
       Net proceeds from sale of capital stock....   30,112,592   62,457,126
       Net cost of capital stock redeemed.........     (667,811)    (124,899)
                                                   ------------  -----------
       Net increase in net assets resulting from
         capital stock transactions...............   29,444,781   62,332,227
                                                   ------------  -----------
       Change in Net Assets.......................   18,999,402   55,305,636
                                                   ------------  -----------
   Net Assets:
       Beginning of period........................   55,305,636           --
                                                   ------------  -----------
       End of period.............................. $ 74,305,038  $55,305,636
                                                   ============  ===========
   Share Transactions:
       Issued.....................................    3,450,349    6,749,225
       Redeemed...................................      (87,028)     (15,213)
                                                   ------------  -----------
       Net Increase in Shares.....................    3,363,321    6,734,012
                                                   ============  ===========

(a) Period from May 4, 2001 (commencement of operations) to October 31, 2001.

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1. ORGANIZATION

    Bessemer Funds Trust (the "Trust"), a Delaware business Trust, is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust's Declaration of Trust authorizes the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests ("Interests") and to establish and designate such Interests into one or more series of the Trust. At April 30, 2002, the Trust consisted of one series, Bessemer Sand Hill Investors Fund II (the "Fund") which commenced operations on May 4, 2001. The Fund is an interval closed-end fund under Rule 23C-3 of the Act that will offer to repurchase a portion of its Interests on a quarterly basis. Bessemer Investment Management LLC is the investment manager and investment adviser to the Fund ("the Manager"). Glynn Capital Management LLC serves as the investment sub-adviser (the "Sub-Adviser"). The Manager currently owns a 24.9% limited participation interest in the Sub-Adviser.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    A. Valuation of Investments. Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale prices on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid prices. If the quotations are not readily available, or if the values have been materially affected by events occurring after the close of a foreign market, assets may be valued by a method that the Board of Trustees, or the Valuation Committee of the Board of Trustees believes accurately reflects fair value. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System will be valued at last sale prices as quoted by such System or, in the absence of any sale on the valuation date, at latest quoted bid prices. Such bid prices shall be obtained from a reputable independent pricing service.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                           FINANCIAL HIGHLIGHTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------



    Other securities (except securities for which current over-the-counter market quotations are readily available) will be valued at latest quoted bid prices. Such bid prices shall be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services.

    Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

    Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees, or the Valuation Committee of the Board of Trustees.

    B. Restricted Securities. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures approved by the Board. For the six months ended April 30, 2002, the Fund held a restricted security, ProBusiness Service, Inc.

    C. Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

    D. Distributions to Shareholders. Dividends from net investment income and capital gains, if any, are declared and paid at least annually.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    E. Federal Taxes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all federal income taxes.

NOTE 3. RELATED PARTY TRANSACTIONS

    A. Investment Management and Incentive Fees. Pursuant to an investment advisory agreement, the Fund has retained the Manager to make investment decisions. The investment management fee paid to the Manager for advisory services is computed and payable monthly on the first business day of the month and is equal to 0.125% (1.50% on an annualized basis) of the Funds net assets as of the preceeding month-end. The Manager will pay the Sub-Adviser one-third of the management fee for so long as the Sub-Adviser acts in that role for the Fund.

    The Manager will also be entitled to receive an incentive fee (the "Incentive Fee") which will be calculated at the end of each fiscal year and is equal to 15% of the net capital appreciation of the Fund. Net capital appreciation is the excess of the fair market value of the Fund's net assets (including income, expenses (except for any accrued Incentive Fee) and realized and unrealized gains/losses) at the end of the fiscal year over the fair market value of the Fund's net assets at the beginning of such fiscal year (or the fair market value of the Funds net assets at inception for the six months ended April 30, 2002), adjusted for current year's subscriptions, repurchases and distributions. No Incentive Fee will be payable unless the fair market value of the Fund's net assets exceeds the highest previous value ("High Water Mark") as of any prior fiscal year, and any Incentive Fee will be calculated on only the amount of such excess. The Incentive Fee

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


shall be payable as follows: (i) 90% to be paid within 30 days of Fund's fiscal year-end and (ii) the balance within 30 days after the completion of the Fund's audit for such fiscal year. The Manager intends to assign the Incentive Fee to the Sub-Adviser for so long as the Sub-Adviser acts in that role for the Fund.

    The Fund will accrue a monthly Incentive Fee payable equal to 15% of the monthly net capital appreciation in excess of the High Water Mark. Such liability will be reduced (but not below zero) by 15% of the net capital depreciation for any month. As of April 30, 2002, there was no accrued Incentive Fee payable to the Manager.

    B. Administration and Transfer Agency. The Manager directly provides the Fund with certain administration and transfer agency services, including, but not limited to, records detailing the investors in the Fund and the amount of their Interests. The Manager has entered into a sub-administration agreement with BISYS Fund Services Ohio, Inc. (the "Sub-Administrator") to serve as sub-administrator to the Fund. The Manager will pay the Sub-Administrator an annual fee of 0.09% of the Fund's net assets calculated and payable on a monthly basis. The Manager will not be entitled to receive any additional fee from the Fund for providing such services.

    C. Trustee Fees. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust will receive a $10,000 annual retainer plus $1,000 per meeting attended and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings.

    D. Custody Fees. The Manager is responsible for securing custody services for the Fund. Bessemer Trust Company ("Bessemer"), a New Jersey state chartered bank having ownership similar to that of the Manager, will serve as the Fund's custodian. Bessemer is responsible for maintaining the books and records of the Funds' securities and cash. The Manager will be solely responsible for paying Bessemer any custody fees for such services.

NOTE 4. PURCHASE AND SALES OF SECURITIES

    For the six months ended April 30, 2002, the Fund had purchases of investment securities (other than short-term investments) of $35,522,022 and sales of $1,508,850.

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited) (Concluded)
--------------------------------------------------------------------------------



NOTE 5. SUBSCRIPTIONS AND REPURCHASE OFFERS

    Interests in the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended. All investments in the Fund are without a sales load. The Fund will accept subscriptions on the last business day of each month at the net asset value next determined after such orders are received by the Fund and accepted by the Manager.

    In accordance with Rule 23-C3 of the Act, the Fund will offer to repurchase Interests (the "Repurchase Offer") on a quarterly basis or on the last business day of every January, April, July and October. The repurchase price will normally be the net asset value per Interest on such date. Investors will be notified in writing about each Repurchase Offer, including the deadline for submitting such repurchase request. It is anticipated that such deadline will be the 18th day in each of the months of January, April, July and October.

    The Board, in its sole discretion, will determine the number of Interests the Fund will offer to repurchase (the "Repurchase Amount"). Such Repurchase Amount will be at least 5% and no more than 25% of the total number of Interests outstanding. If the Fund receives Repurchase Offer requests from investors which exceed the Repurchase Amount, the Fund may repurchase additional Interests of up to 2.0% of the outstanding Interests (the "Additional Amount"). If the Fund determines not to repurchase more than the Repurchase Amount or if the Fund receives Repurchase Offer requests in excess of the Repurchase Amount plus the Additional Amount, the Fund will repurchase the Interests on a pro-rata basis. The Fund may, however, first accept all Interests tendered by investors who own less than 100 Interests and who tendered all their Interests before repurchasing all other Interests on a pro-rata basis. The Repurchase Offer policies have been adopted by the Board as fundamental policies of the Fund and may not be changed without the vote of the holders of a majority of the Fund's Interests. For the six months ended April 30, 2002, the Fund had total subscriptions of 3,450,349 and repurchases of 87,028.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                           FINANCIAL HIGHLIGHTS
                                (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                 Six Months         Period
                                                    Ended            Ended
                                                  April 30,       October 31,
                                                    2002            2001(a)
                                               -----------      -----------
                                                 (Unaudited)
Net asset value, beginning of period..........  $   8.21         $  10.00
                                                --------         --------
Investment Operations:
    Net investment loss.......................     (0.05)           (0.04)
    Net realized and unrealized losses
      on investments..........................     (0.80)           (1.75)
                                                --------         --------
        Total from investment operations......     (0.85)           (1.79)
                                                --------         --------
Net asset value, end of period................  $   7.36         $   8.21
                                                ========         ========
Total Return..................................   (10.35%)(c)      (17.90%)(c)
Annualized Ratios/Supplementary Data:
Net assets at end of period (000).............  $ 74,305         $ 55,306
Ratio of expenses to average net assets.......     1.80%(b)(d)      1.75%(b)(d)
Ratio of net investment loss to average
  net assets..................................    (1.37%)(b)(d)    (1.30%)(b)(d)
Portfolio turnover rate.......................     0.03%            0.02%

--------------------------------------------------------------------------------
(a) Period from May 4, 2001 (commencement of operations) to October 31, 2001.
(b) Annualized.
(c) Not annualized.
(d) Per share values calculated using the Fund's average net assets as of the opening of business on the first business day of each month.

                      See Notes to Financial Statements.

         Investment Adviser:                Custodian:
         Bessemer Investment Management LLC Bessemer Trust Company
         630 Fifth Avenue                   100 Woodbridge Center Drive
         New York, NY 10111                 Woodbridge, NJ 07095
         (212) 708-9100
                                            Sub-Custodian:
         Sub-Adviser:                       Bank of New York
         Glynn Capital Management LLC       1 Wall Street
         3000 Sand Hill Road                New York, NY 10289
         Building 4, Suite 235
         Menlo Park, CA 94025               Independent Auditors:
                                            Deloitte & Touche LLP
         Administrator:                     Two World Financial Center
         Bessemer Trust Company, N.A.       New York, NY 10281
         100 Woodbridge Center Drive
         Woodbridge, NJ 07095

         Sub-Administrator:
         BISYS Fund Services Ohio, Inc.
         3435 Stelzer Road
         Columbus, OH 43219


(6/02)

The securities offered hereby are not deposits or other obligations of Bessemer Trust Company, N.A. or any other bank, are not guaranteed by Bessemer Trust Company, N.A. or any other bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency, are restricted as to transfer, and involve investment risks, including possible loss of principal invested.

Investors should rely on information contained in the Private Placement Memorandum. No person has been authorized to make any representation, or give any information with respect to the interests, except the information contained in the Private Placement Memorandum.